                             AIM FLOATING RATE FUND

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The Board of Trustees of AIM Floating Rate Fund (the "Fund") did not renew the sub-sub-advisory agreement between INVESCO Senior Secured Management, Inc., the Fund's sub-advisor, and INVESCO Institutional (N.A.), Inc., the sub-sub-advisor, with respect to the Fund. The Fund's sub-advisor will assume all responsibilities previously delegated to the sub-sub-advisor. The sub-sub-advisory agreement expired at the end of its term on June 30, 2005; therefore all references in the prospectus to INVESCO Institutional (N.A.), Inc. as the Sub-sub-advisor are hereby deleted.

                             AIM FLOATING RATE FUND

                        Supplement dated July 1, 2005 to
          the Statement of Additional Information dated April 29, 2005


The Board of Trustees of AIM Floating Rate Fund (the "Fund") did not renew the sub-sub-advisory agreement between INVESCO Senior Secured Management, Inc., the Fund's sub-advisor, and INVESCO Institutional (N.A.), Inc., the sub-sub-advisor, with respect to the Fund. The Fund's sub-advisor will assume all responsibilities previously delegated to the sub-sub-advisor. The sub-sub-advisory agreement expired at the end of its term on June 30, 2005; therefore all references in the Statement of Additional Information to INVESCO Institutional (N.A.), Inc. as the Sub-sub-advisor are hereby deleted.